Significant partly-owned subsidiaries - Summarized Statements of Financial Position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 4,639	$ 4,855
Non-current assets	49,624	45,253
Total assets	54,263	50,108
Current liabilities	10,787	10,108
Non-current liabilities	23,993	22,146
Total liabilities	34,780	32,254
Total equity attributable to BCE shareholders	19,160	17,540
Non-controlling interest	323	314
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Current assets	328	293
Non-current assets	1,013	1,013
Total assets	1,341	1,306
Current liabilities	153	130
Non-current liabilities	184	195
Total liabilities	337	325
Total equity attributable to BCE shareholders	700	687
Non-controlling interest	$ 304	$ 294
Proportion of ownership interests held by non-controlling interests	29.90%	29.90%
Net assets	$ 6	$ 2